Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 97,326	$ 94,272	[1]	$ 17,579	[1]	$ 8,648		$ 6,768		$ 7,139
Property, plant and equipment	189,456	179,649	[1]	178,983	[1]	149,102		126,479		106,512
Deferred tax asset	264	153	[1]	202	[1]	194		87		63
Total non-current assets	287,046	274,074	[1]	196,764	[1]	157,944		133,334		113,714
Income tax receivable	355	1,120	[1]	40	[1]	101		76		0
Inventories	23,768	20,304	[1]	18,334	[1]	20,812		16,798		11,092
Derivative financial assets	0	88	[1]	440	[1]	0		1,184		102
Trade and other receivables	12,675	9,952	[1]	9,185	[1]	7,938		4,962		6,912
Prepayments	6,748	2,538	[1]	3,693	[1]	6,930		1,974		2,350
Cash and cash equivalents	4,260	6,708	[1]	6,735	[1]	17,152		19,092		9,383
Assets held for sale	13,512	13,519	[1]	0	[1]	0		500		0
Total current assets	61,318	54,229	[1]	38,427	[1]	52,933		44,586		29,839
Total assets	348,364	328,303	[1]	235,191	[1]	210,877		177,920		143,553
Equity and liabilities
Share capital	165,408	165,068	[1]	83,471	[1]	82,667		74,696		56,065
Reserves	138,465	137,819	[1]	137,801	[1]	137,779		138,310		140,730
Retained loss	(89,996)	(97,143)	[1]	(80,529)	[1]	(82,793)		(94,122)		(109,094)
Equity attributable to shareholders	213,877	205,744	[1]	140,743	[1]	137,653		118,884		87,701
Non-controlling interests	20,587	18,456	[1]	16,946	[1]	14,810		12,228		12,298
Total equity	234,464	224,200	[1],[2],[3]	157,689	[1],[2],[4],[5]	152,463	[4],[5]	131,112	[3],[4],[5]	99,999	[3]
Liabilities
Deferred tax liabilities	48,418	46,123	[1]	40,893	[1]	36,127		31,165		27,847
Provisions	9,664	10,985	[1]	2,958	[1]	3,294		3,567		3,346
Loans and borrowings	1,500	0	[1]	0	[1]	0		0		1,942
Loan note instruments	8,313	6,447	[1]	0	[1]	0		0		0
Cash-settled share-based payment	411	374	[1]	1,029	[1]	974		1,934		540
Lease liabilities	199	41	[1]	181	[1]	331		178		0
Total non-current liabilities	68,505	63,970	[1],[3]	45,061	[1],[3]	40,726	[3]	36,844		33,675
Cash-settled share-based payment	634	920	[1]	1,188	[1]	2,053		336		0
Income tax payable	2,958	10	[1]	1,324	[1]	1,562		495		163
Lease liabilities	95	167	[1]	132	[1]	134		61		349
Derivative financial liabilities		0		0		3,095		0		0
Loans and borrowings	1,174	0	[1]	0	[1]	0		408		529
Loan note instruments	855	665	[1]	7,104	[1]	0		0		0
Trade and other payables	26,647	20,503	[1]	17,454	[1]	9,957		8,664		8,348
Overdrafts	12,928	17,740	[1]	5,239	[1]	887		0		490
Liabilities associated with assets held for sale	104	128	[1]	0	[1]	0		0		0
Total current liabilities	45,395	40,133	[1]	32,441	[1]	17,688		9,964		9,879
Total liabilities	113,900	104,103	[1]	77,502	[1]	58,414		46,808		43,554
Total equity and liabilities	$ 348,364	$ 328,303	[1]	$ 235,191	[1]	$ 210,877		$ 177,920		$ 143,553

[1]	Refer to note 41.
[2]	Restated, refer to note 41.
[3]	Unaudited and restated. Refer to note 2.2 and note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.